CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net income	$ 106	¥ 727	¥ 1,228	¥ 774
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	12	83	66	55
Depreciation and amortization	130	891	789	695
Amortization of issuance cost of convertible senior notes	4	28	3
Deferred taxes	(13)	(91)	(79)	26
Bad debt expenses	1	10	2	1
Deferred rent	20	140	209	103
Loss from disposal of property and equipment	0	0	13	9
Impairment loss	5	35	169	154
Loss (Income) from equity method investments, net of dividends	23	157	12	(6)
Investment (income) loss	147	1,009	(160)	(117)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(5)	(36)	4	(46)
Prepaid rent	(41)	(283)	(189)	(25)
Inventories	(2)	(14)	3	4
Amounts due from related parties	(5)	(32)	(31)	(9)
Other current assets	(8)	(56)	(76)	(41)
Other assets	(5)	(32)	(54)	(5)
Accounts payable	2	11	8	59
Amounts due to related parties	6	38	3	7
Salary and welfare payables	13	91	133	61
Deferred revenue	17	114	26	27
Accrued expenses and other current liabilities	20	140	278	225
Income tax payable	7	48	45	64
Other long-term liabilities	10	71	51	51
Net cash provided by operating activities	444	3,049	2,453	2,066
Investing activities:
Purchases of property and equipment for hotels in operation and headquarters	(82)	(568)	(405)	(296)
Purchases of property and equipment for hotels under development	(80)	(547)	(414)	(207)
Purchases of intangibles	(1)	(4)	(8)	(14)
Purchases of land use rights	(11)	(76)
Amount received as a result of government zoning	1	7	3	2
Acquisitions, net of cash received	(72)	(496)	(3,746)	132
Proceeds from disposal of subsidiary and branch, net of cash disposed	1	8	14	(21)
Purchases of long-term investments	(721)	(4,959)	(1,328)	(293)
Proceeds from maturity/sale and return of long-term investments	26	177	128	15
Payment for shareholder loan to equity investees	(1)	(7)	(113)	(39)
Collection of shareholder loan from equity investees			120	9
Purchases of short-term investments			(96)
Proceeds from maturity/sale of short-term investments				526
Payment for the origination of loan receivables	(46)	(313)	(446)	(36)
Proceeds from collection of loan receivables	63	433	56	46
Net cash provided by (used in) investing activities	(923)	(6,345)	(6,235)	(176)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	2	14	9	12
Proceeds from short-term bank borrowings	135	928	137	282
Repayment of short-term bank borrowings	(19)	(128)	(295)	(333)
Proceeds from long-term bank borrowings	622	4,275	3,633
Repayment of long-term bank borrowings	(116)	(799)	(1,651)
Funds advanced from noncontrolling interest holders	5	36	84	12
Repayment of funds advanced from noncontrolling interest holders	(1)	(8)	(9)	(1)
Acquisitions of noncontrolling interest	(12)	(84)	(4)	(4)
Proceeds from amounts due to related parties	15	103
Repayment of amounts due to related parties	(16)	(113)
Contribution from noncontrolling interest holders	4	29	26	46
Dividends paid to noncontrolling interest holders	(1)	(5)	(3)	(4)
Dividends paid			(306)	(276)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option			2,925
Debt financing costs paid			(10)
Proceeds from ADS lending			0
Net cash (used in) provided by financing activities	618	4,248	4,536	(266)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(3)	(24)	(34)	14
Net increase in cash and cash equivalents, and restricted cash	136	928	720	1,638
Cash, cash equivalents and restricted cash at the beginning of the year	575	3,956	3,236	1,598
Cash, cash equivalents and restricted cash at the end of the year	711	4,884	3,956	3,236
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	35	239	187	9
Income taxes paid	89	613	380	184
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	100	688	613	453
Consideration payable for business acquisition	6	40	118	173
Purchase of intangible assets included in payables	1	5	6	7
Reimbursement of government zoning included in receivables			¥ 2	3
Issuance of ordinary shares for acquisition of AccorHotels (Note 3)				¥ 1,144
Cash dividends declared in payables	$ 96	¥ 658